Note 4 - Segmented Information - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue		$ 363,876	$ 363,944
Costs of sales		204,417	232,146
Depletion, depreciation, and amortization		54,405	65,584
Mine operating earnings		105,054	66,214
Capital expenditures		125,035	124,194
Mining Interests Producing		509,730	463,391
Property, plant and equipment		258,220	236,639
Total mining assets		767,950	700,030
Total assets		1,237,517	1,012,952
Total liabilities		387,281	350,631
Total mining assets		767,950	700,030
Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		392,185	367,348
Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		117,545	96,043
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Revenue		211,759	185,999
Costs of sales		110,782	100,120
Depletion, depreciation, and amortization		33,738	28,491
Mine operating earnings		67,239	57,388
Capital expenditures		43,772	42,511
Property, plant and equipment		112,105	116,556	$ 116,556
Total mining assets		333,876	318,688
Total assets		439,145	360,387
Total liabilities		105,462	46,504
Total mining assets		333,876	318,688
Mexico - San Dimas [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		204,592	193,433
Mexico - San Dimas [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	[1]	17,179	8,699	3,705
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Revenue		76,051	94,378
Costs of sales		52,990	53,605
Depletion, depreciation, and amortization		10,472	12,204
Mine operating earnings		12,589	28,569
Capital expenditures		33,739	23,004
Property, plant and equipment		49,245	47,787	47,787
Total mining assets		136,088	111,425
Total assets		166,525	134,666
Total liabilities		33,467	23,867
Total mining assets		136,088	111,425
Mexico - Santa Elena [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		52,892	45,046
Mexico - Santa Elena [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	[2]	33,951	18,592	14,316
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Revenue		73,632	50,867
Costs of sales		37,794	36,609
Depletion, depreciation, and amortization		8,265	11,648
Mine operating earnings		27,573	2,610
Capital expenditures		10,733	13,225
Property, plant and equipment		16,555	14,736	14,736
Total mining assets		45,375	38,931
Total assets		99,185	71,255
Total liabilities		29,354	21,563
Total mining assets		45,375	38,931
Mexico - La Encantada [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		25,865	23,091
Mexico - La Encantada [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		2,955	1,104	$ 5,660
Mexico - non-producing properties [member]
Statement Line Items [Line Items]
Revenue		183	32,204
Costs of sales		1,362	40,910
Depletion, depreciation, and amortization		848	12,162
Mine operating earnings		(2,027)	(20,868)
Capital expenditures		4,338	20,258
Property, plant and equipment		29,888	31,050
Total mining assets		175,729	169,766
Total assets		219,109	213,061
Total liabilities		40,274	36,261
Total mining assets		175,729	169,766
Mexico - non-producing properties [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		108,837	105,778
Mexico - non-producing properties [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		37,004	32,938
All other segments and La Guitarra [Member]
Statement Line Items [Line Items]
Revenue		2,251	496
Costs of sales		1,489	902
Depletion, depreciation, and amortization		1,082	1,079
Mine operating earnings		(320)	(1,485)
Capital expenditures		32,453	25,196
Property, plant and equipment		50,427	26,510
Total mining assets		76,883	61,220
Total assets		313,553	233,583
Total liabilities		178,724	222,436
Total mining assets		76,883	61,220
All other segments and La Guitarra [Member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing
All other segments and La Guitarra [Member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing		$ 26,456	$ 34,710

[1]	San Dimas Silver/Gold Mine, Durango State In 2018, the San Dimas Mine is subject to a gold and silver streaming agreement with WPMI which entitles WPM to receive 25% of the gold equivalent production (based on a fixed exchange ratio of 70 silver ounces to 1 gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of $600 (subject to a 1% annual inflation adjustment commencing in May 2019) and the prevailing market price, for each gold ounce delivered. Should the average gold to silver ratio over a six month period exceed 90:1 or fall below 50:1, the fixed exchange ratio would be increased to 90:1 or decreased to 50:1, respectively. The fixed gold to silver exchange ratio was revised to 90:1 on April 1, 2020 and reverted to 70:1 on October 14, 2020 after the average gold to silver price ratio over a six month period fell back below 90:1.
[2]	Santa Elena Silver/Gold Mine, Sonora State The Santa Elena Mine is subject to a gold streaming agreement with Sandstorm, which requires the mine to sell 20% of its life of mine gold production from its leach pad and a designated area of its underground operations to Sandstorm. The selling price to Sandstorm is currently the lesser of $464 per ounce, subject to a 1% annual inflation increase every April, and the prevailing market price.